Equity Offerings - Schedule of Equity Offerings (Parenthetical) (Detail)		6 Months Ended
	Jun. 02, 2015	Jun. 30, 2015
Equity [Abstract]
General Partner's proportional capital contribution, percentage	2.00%	2.00%